Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		4 Months Ended
	Mar. 31, 2014	Aug. 31, 2013	May 30, 2013	Feb. 28, 2013	Sep. 30, 2014
Legal contingencies
Amount of fuel taxes and sales taxes that should have been collected from customers and remitted to taxing authority	$ 0.8
Asset retirement obligations
Asset retirement obligations	2.3				2.7
Pecos
Legal contingencies
Amount not paid by customer for disputed transportation rate schedule				1.7
Amount requested as refund by the customer			5.5
Payment intended to withheld by the customer		$ 3.3